                       SUPPLEMENT DATED DECEMBER 30, 1999

                                  TO PROSPECTUS
                             DATED NOVEMBER 10, 1999
                                       for
                    VARIABLE ADJUSTABLE LIFE INSURANCE POLICY
                                    issued by
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                                       and
                        WRL SERIES LIFE CORPORATE ACCOUNT

Effective December 31, 1999, the subaccounts investing in PIMCO Variable Insurance Trust Mid-Cap Growth Portfolio and PIMCO Variable Insurance Trust Small-Cap Value Portfolio will not be available. Please disregard any mention of these Portfolios throughout the Prospectus.

At page 9 under the paragraph titled, "Percent of Premium Load," the first two sentences are replaced as follows:

During the first Policy Year, Western Reserve deducts 9.5% of each premium received up to the Target Premium and 3.0% of each premium received in excess of the Target Premium. During Policy Years 2-7, Western Reserve deducts 9.5% of each premium received up to the Target Premium and 7.5% of each premium received in excess of the Target Premium. The maximum percent of premium load deduction is 11.5% of each premium received up to the Target Premium in the first 7 Policy Years.

At page 9 under the paragraph titled, "Deferred sales charge," the following sentence is added at the end:

Currently, the deferred sales charge is equal to 0% in all Policy Years.

At page 9 under the paragraph titled, "Mortality and Expense Risk Charge," the existing paragraph is replaced as follows:

On each Monthly Deduction Day, Western Reserve currently deducts a mortality and expense risk charge equal to an annual rate of 0.35% of the Cash Value in all Policy Years. The maximum annual rate of this charge in any Policy Year is 0.90% of the Cash Value in the Subaccounts.

At pages 15-16, the Hypothetical Illustrations are replaced with the illustrations attached to this supplement.

At page 23 under "Payment of Premiums," the name of the bank in the wiring instructions is changed from First National Bank of Maryland to Allfirst.

At page 34 under "Percent of Premium Load," the first two sentences are replaced as follows:

During the first Policy Year, Western Reserve deducts 9.5% of each premium received up to the Target Premium and 3.0% of each premium received in excess of the Target Premium. During Policy Years 2-7, Western Reserve deducts 9.5% of each premium received up to the Target Premium and 7.5% of each premium received in excess of the Target Premium. The maximum percent of premium load deduction is 11.5% of each premium received up to the Target Premium in the first 7 Policy Years.

At page 35 under the paragraph titled, "Deferred Sales Charge," the following sentence is added at the end:

Currently, the deferred sales charge is equal to 0% in all Policy Years.

At page 36 under "Mortality and Expense Risk Charge," the first paragraph is replaced as follows:

Western Reserve deducts a monthly charge from the Cash Value to compensate it for mortality and expense risks that it assumes under the Policy. In all Policy Years the monthly charge is equivalent to an effective annual rate of 0.35%. The charge is calculated as a percentage of the average Cash Value on each Valuation Day during the Policy Month preceding the Monthly Deduction Day. The guaranteed rate for this charge is equivalent to an effective annual rate of 0.90%.

At pages 46-50, the statutory basis financial information (including the balance sheet, statement of operations, statement of changes in capital and surplus, and statement of cash flow), and notes to financial statements for the six months ended June 30, 1999 are replaced with the financial information and notes to financial statements for the nine months ended September 30, 1999 attached to this supplement.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS
                                Male Issue Age 35

   Face Amount:   $250,000                                Guaranteed Issue Class
Annual Premium:    $10,320                             Life Insurance Option III
   Using Current Cost of Insurance Rates, M&E risk charges, and monthly policy charges

                                                  LIFE INSURANCE BENEFIT
END OF            PREMIUMS                   ASSUMING HYPOTHETICAL GROSS AND NET
POLICY           ACCUMULATED                     ANNUAL INVESTMENT RETURN OF
 YEAR               AT 5%             0% (Gross)         6% (Gross)       12% (Gross)
                                     -.907% (Net)       5.093% (Net)     11.093% (Net)
  1                10,836                  260,320           260,320          260,320
  2                22,214                  270,640           270,640          270,640
  3                34,160                  280,960           280,960          280,960
  4                46,705                  291,280           291,280          291,280
  5                59,876                  301,600           301,600          301,600
  6                73,706                  311,920           311,920          311,920
  7                88,227                  322,240           322,240          322,240
  8               103,474                  332,560           332,560          368,519
  9               119,484                  342,880           342,880          426,411
 10               136,294                  353,200           353,200          488,258
 15               233,825                  404,800           509,293          849,552
 20               358,303                  456,400           665,429        1,342,572
 30               719,931                  559,600           971,853        2,979,656
 40             1,308,986                  662,800         1,318,330        6,388,927
 50             2,268,495                  766,000         1,761,751       13,877,218
 60             3,831,433                    lapse         2,374,774       31,003,348


                              CASH VALUE                                         NET CASH VALUE
END OF            ASSUMING HYPOTHETICAL GROSS AND NET                    ASSUMING HYPOTHETICAL GROSS AND NET
POLICY                ANNUAL INVESTMENT RETURN OF                           ANNUAL INVESTMENT RETURN OF
 YEAR       0% (Gross)        6% (Gross)       12% (Gross)         0% (Gross)      6% (Gross)       12% (Gross)
           -.907% (Net)      5.093% (Net)     11.093% (Net)       -.907% (Net)    5.093% (Net)     11.093% (Net)
  1               8,947             9,412            9,959                 9,566        10,031           10,579
  2              17,996            19,407           21,128                18,615        20,026           21,747
  3              26,965            29,827           33,445                27,584        30,447           34,064
  4              35,874            40,713           47,055                35,874        40,713           47,055
  5              44,730            52,094           62,106                44,730        52,094           62,106
  6              53,536            63,998           78,759                53,536        63,998           78,759
  7              62,286            76,445           97,182                62,286        76,445           97,182
  8              71,492            89,999          118,115                71,492        89,999          118,115
  9              80,621           104,157          141,196                80,621       104,157          141,196
 10              89,672           118,952          166,641                89,672       118,952          166,641
 15             133,639           202,906          338,467               133,639       202,906          338,467
 20             174,759           305,243          615,859               174,759       305,243          615,859
 30             243,569           578,484        1,773,605               243,569       578,484        1,773,605
 40             266,673           962,285        4,663,450               266,673       962,285        4,663,450
 50             122,573         1,480,463       11,661,527               122,573     1,480,463       11,661,527
 60               lapse         2,178,692       28,443,439                 lapse     2,178,692       28,443,439

The hypothetical rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an Owner and the actual investment experience of the Portfolios. The Cash Value, Net Cash Value and Life Insurance Benefit for a Policy would be different from those shown if the actual rates of return averaged 0.00%, 6.00%, and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                           HYPOTHETICAL ILLUSTRATIONS
                                Male Issue Age 35

   Face Amount:  $250,000                                 Guaranteed Issue Class
Annual Premium:   $10,320                              Life Insurance Option III
 Using Guaranteed Cost of Insurance Rates, M&E risk charges, and monthly policy charges

                                       LIFE INSURANCE BENEFIT
END OF      PREMIUMS              ASSUMING HYPOTHETICAL GROSS AND NET
POLICY     ACCUMULATED                ANNUAL INVESTMENT RETURN OF
 YEAR         AT 5%          0% (Gross)     6% (Gross)       12% (Gross)
                            -.907% (Net)   5.093% (Net)      11.093% (Net)
  1           10,836               260,320      260,320          260,320
  2           22,214               270,640      270,640          270,640
  3           34,160               280,960      280,960          280,960
  4           46,705               291,280      291,280          291,280
  5           59,876               301,600      301,600          301,600
  6           73,706               311,920      311,920          311,920
  7           88,227               322,240      322,240          322,240
  8          103,474               332,560      332,560          332,560
  9          119,484               342,880      342,880          378,312
 10          136,294               353,200      353,200          431,878
 15          233,825               404,800      442,277          731,443
 20          358,303               456,400      561,995        1,111,471
 30          719,931               559,600      753,565        2,208,259
 40        1,308,986               662,800      908,694        4,084,178
 50        2,268,495                 lapse    1,044,010        7,366,041
 60        3,831,433                 lapse    1,195,673       13,456,658

                          CASH VALUE                                         NET CASH VALUE
END OF         ASSUMING HYPOTHETICAL GROSS AND NET                 ASSUMING HYPOTHETICAL GROSS AND NET
POLICY            ANNUAL INVESTMENT RETURN OF                          ANNUAL INVESTMENT RETURN OF
 YEAR      0% (Gross)    6% (Gross)       12% (Gross)         0% (Gross)      6% (Gross)       12% (Gross)
          -.907% (Net)  5.093% (Net)     11.093% (Net)       -.907% (Net)    5.093% (Net)     11.093% (Net)
  1              8,312         8,754            9,274                 8,931         9,373            9,893
  2             16,430        17,747           19,354                17,049        18,366           19,974
  3             24,426        27,067           30,408                25,046        27,687           31,028
  4             32,296        36,723           42,532                32,296        36,723           42,532
  5             40,030        46,720           55,828                40,030        46,720           55,828
  6             47,622        57,067           70,414                47,622        57,067           70,414
  7             55,065        67,774           86,421                55,065        67,774           86,421
  8             63,225        79,769          104,965                63,225        79,769          104,965
  9             71,218        92,187          125,269                71,218        92,187          125,269
 10             79,037       105,044          147,399                79,037       105,044          147,399
 15            115,241       176,206          291,412               115,241       176,206          291,412
 20            145,141       257,796          509,849               145,141       257,796          509,849
 30            168,798       448,551        1,314,440               168,798       448,551        1,314,440
 40             49,533       663,281        2,981,152                49,533       663,281        2,981,152
 50              lapse       877,319        6,189,951                 lapse       877,319        6,189,951
 60              lapse     1,096,948       12,345,558                 lapse     1,096,948       12,345,558

The hypothetical rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an Owner and the actual investment experience of the Portfolios. The Cash Value, Net Cash Value and Life Insurance Benefit for a Policy would be different from those shown if the actual rates of return averaged 0.00%, 6.00%, and 12.00% over a period of years, but also fluctuated above or below those averages for individual Policy Years. No representations can be made that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                         BALANCE SHEET - STATUTORY BASIS
                            AS OF SEPTEMBER 30, 1999
                            (IN THOUSANDS)(UNAUDITED)


ADMITTED ASSETS
Cash and invested assets:
  Cash and short-term investments                                           $ 13,761
  Bonds                                                                      148,987
  Common stock, at market                                                      1,942
  Mortgage loans on real estate                                                9,757
  Home office properties, at cost less accumulated
   depreciation                                                               34,869
  Investment real estate                                                      11,145
  Policy loans                                                               158,604
  Due from broker                                                                139
                                                                       --------------
Total cash and invested assets                                               379,204

Premiums deferred and uncollected                                                896
Accrued investment income                                                      2,388
Transfers from separate accounts                                             411,496
Receivable from affiliate                                                     10,881
Cash surrender value of life insurance policies                               47,063
Federal income tax benefit                                                     5,745
Other assets                                                                  20,629
Separate account assets                                                    8,534,982

                                                                       --------------
Total admitted assets                                                      9,413,284
                                                                       ==============

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Aggregate reserves for policies and contracts:
   Life                                                                      276,045
   Annuity                                                                   262,702
  Policy and contract claim reserves                                          10,738
  Other policyholders' funds                                                  31,015
  Remittances and items not allocated                                         13,863
  Asset valuation reserve                                                      3,639
  Interest maintenance reserve                                                 8,557
  Short-term note payable to affiliate                                        57,100
  Payable to affiliate                                                         4,457
  Other liabilities                                                           56,719
  Separate account liabilities                                             8,530,170
                                                                       --------------
Total liabilities                                                          9,255,005


Capital and surplus:
  Common stock, $1.00 par value, 1,500 shares
   authorized, issued and outstanding                                          1,500
  Paid-in surplus                                                            120,107
  Unassigned surplus                                                          36,672
                                                                       --------------
Total capital and surplus                                                    158,279
                                                                       --------------
Total liabilities and capital and surplus                                  9,413,284
                                                                       ==============

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    STATEMENT OF OPERATIONS - STATUTORY BASIS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1999
                            (IN THOUSANDS)(UNAUDITED)


Revenues:
  Premiums and other considerations, net of reinsurance
    Life                                                                            $413,159
    Annuity                                                                          750,935
  Net investment income                                                               29,984
  Amortization of interest maintenance reserve                                         1,312
  Commissions and expense allowances on
    reinsurance ceded                                                                 22,854
  Other income                                                                       137,368
                                                                                 ------------
                                                                                   1,355,612

Benefits and expenses:
  Benefits paid or provided for:
    Life                                                                              27,903
    Surrender benefits                                                               495,122
    Other benefits                                                                    24,684
    Increase (decrease) in aggregate reserves for
       policies and contracts:
       Life                                                                           44,449
       Annuity                                                                        (2,716)
       Other                                                                          (1,921)
                                                                                 ------------
                                                                                     587,521

Insurance expenses:
  Commissions                                                                        184,457
  General insurance expenses                                                          82,091
  Taxes, licenses and fees                                                            13,809
  Transfer to separate accounts                                                      467,412
  Other expenses                                                                         (74)
                                                                                 ------------
                                                                                     747,695
                                                                                 ------------
                                                                                   1,335,216
                                                                                 ------------

Gain from operations before federal income
  tax expense and net realized capital losses on
  investments                                                                         20,396

Federal income tax expense                                                             3,019
                                                                                 ------------
Gain from operations before net realized
  capital losses on investments                                                       17,377

Net realized capital losses on investments
  (net of related federal income taxes and
  amounts transferred to interest maintenance
  reserve)                                                                                (4)
                                                                                 ------------
Net Income                                                                            17,373
                                                                                 ============

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
          STATEMENT OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY BASIS
                            (IN THOUSANDS)(UNAUDITED)


                                                                                                 TOTAL
                                                       COMMON      PAID-IN      UNASSIGNED    CAPITAL AND
                                                        STOCK      SURPLUS        SURPLUS       SURPLUS
                                                     ------------------------------------------------------
Balance at January 1, 1999                            $    1,500   $  120,107        $ 21,973   $  143,580
  Net gain                                                     0            0          17,373       17,373
  Net unrealized gains                                         0            0             854          854
  Change in non-admitted assets                                0            0           1,301        1,301
  Change in asset valuation reserve                            0            0            (791)        (791)
  Change in surplus in separate
  accounts                                                     0            0          (2,990)      (2,990)
Other adjustments                                              0            0          (1,048)      (1,048)
                                                     ------------------------------------------------------
Balance at September 30, 1999                              1,500      120,107          36,672      158,279
                                                     ======================================================

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                    STATEMENT OF CASH FLOW - STATUTORY BASIS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1999
                            (IN THOUSANDS)(UNAUDITED)


OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance                                   $1,324,369
Net investment income                                                                       30,255
Life and accident and health claims                                                        (26,276)
Surrender benefits to policyholders                                                       (495,122)
Other benefits to policyholders                                                            (25,199)
Commissions, other expenses and other taxes                                               (282,761)
Federal income taxes, excluding tax on capital gains                                       (14,049)
Other, net                                                                                 (60,422)
Net transfers to separate accounts                                                        (513,760)
                                                                                     --------------
   Net cash used in operating activities                                                   (62,965)



INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Bonds and preferred stocks                                                               66,416
   Mortgage loans on real estate                                                               158
                                                                                     --------------
                                                                                            66,574


Cost of investments acquired:
   Bonds and preferred stocks                                                               30,439
   Real estate                                                                                 286
   Policy loans                                                                             45,623
   Other                                                                                       208
                                                                                     --------------
                                                                                            76,556

                                                                                     --------------
Net cash used in investing activities                                                       (9,982)
                                                                                     --------------


FINANCING ACTIVITIES
Borrowed money                                                                              12,900
                                                                                     --------------
Net cash provided by financing activities                                                   12,900


Decrease in cash and short-term investments                                                (60,047)

Cash and short-term investments at beginning of year                                        73,808
                                                                                     --------------
Cash and short-term investments at end of year                                              13,761
                                                                                     ==============

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                NOTES TO FINANCIAL STATEMENTS - STATUTORY BASIS
                  FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1999
                           (IN THOUSANDS)(UNAUDITED)


1. BASIS OF PRESENTATION

The accompanying unaudited statutory basis financial statements have been prepared in accordance with statutory accounting principles for interim financial information and the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all the information and notes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine month period ended September 30, 1999 are not necessarily indicative of the results that may be expected for the year ended December 31, 1999. For further information, refer to the accompanying statutory basis financial statements and notes thereto for the year ended December 31, 1998.